Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — 98.2%
Banks — 10.6%
63,126 ANZ Group Holdings Ltd. ....... $ 1,649,803
1,944,989 Banco Bilbao Vizcaya Argentaria SA . 54,521,760
9,406,223 Banco Bradesco SA - Preference Shares 34,309,709
152,400,395 Banco de Chile ................ 31,752,063
4,808,484 Banco Santander SA ............ 68,387,577
128,070,849 Bank Central Asia Tbk PT ........ 44,885,633
1,973,894 Bank of America Corp. .......... 122,282,733
800,298 Bank of Montreal .............. 143,560,965
60,759 Bank of Nova Scotia (The) ........ 5,329,767
9,847,710 Barclays Plc ................... 67,688,587
327,292 BNP Paribas SA ............... 41,588,579
2,449,380 CaixaBank SA ................. 35,580,544
859,665 Canadian Imperial Bank of Commerce 101,821,719
57,265 Capitec Bank Holdings Ltd. ....... 16,351,165
1,337,082 Citigroup, Inc. ................ 177,096,511
48,885 Credit Agricole SA .............. 1,092,358
151,070 DBS Group Holdings Ltd. ........ 8,716,247
1,085,866 DNB Bank ASA ............... 34,963,372
7,234,612 HDFC Bank Ltd. .............. 56,660,104
11,494,872 HSBC Holdings Plc ............ 244,786,877
6,473,577 ING Groep NV ................ 227,491,581
6,173,588 Intesa Sanpaolo SpA ............ 46,668,079
90,203 Japan Post Bank Co. Ltd. ......... 1,744,087
1,379,438 JP Morgan Chase & Co. ......... 485,272,494
11,155 KBC Group NV ............... 1,604,744
23,422,484 Lloyds Banking Group Plc ........ 36,202,195
10,637,146 Mitsubishi UFJ Financial Group, Inc. 237,596,589
308,537 Mizuho Financial Group, Inc. ..... 15,995,854
12,951 National Bank of Canada ......... 2,094,831
331,720 NatWest Group Plc ............. 3,128,993
174,520 Nordea Bank Abp .............. 3,522,365
3,285,705 Oversea-Chinese Banking Corp. Ltd. 74,628,951
45,869 Royal Bank of Canada ........... 9,600,473
1,713,129 Skandinaviska Enskilda Banken AB -
Class A .................. 40,142,904
1,253,755 Standard Chartered Plc .......... 37,070,536
211,850 Sumitomo Mitsui Financial Group,
Inc. ..................... 9,102,969
80,655 Svenska Handelsbanken AB - Class A 1,233,261
925,178 Swedbank AB - Class A .......... 37,007,089
485,307 Toronto-Dominion Bank (The) .... 58,173,833
484,862 Truist Financial Corp. ........... 25,135,246
452,112 UniCredit SpA ................ 42,639,526
64,835 United Overseas Bank Ltd. ....... 2,192,661
142,210 Westpac Banking Corp. .......... 3,771,023
2,695,046,357
Communication Services — 9.0%
361,275 Alphabet, Inc. - Class A .......... 128,660,866
2,861,487 Alphabet, Inc. - Class C .......... 1,020,549,339
64,015 AppLovin Corp. - Class A(a) ...... 25,343,539
1,123,435 BCE, Inc. .................... 24,370,409
Shares Value
Communication Services (continued)
270,173 CTS Eventim AG & Co. KGaA .... $ 18,228,795
1,174,166 Deutsche Telekom AG ........... 36,235,944
1,956,304 Info Edge India Ltd. ............ 25,127,856
2,091,692 KDDI Corp. .................. 38,536,743
759,211 Meta Platforms, Inc. - Class A ..... 422,660,356
1,507,410 NetEase, Inc. .................. 40,106,477
1,793,596 Netflix, Inc.(a) ................. 128,618,769
31,693,519 NTT, Inc. .................... 30,378,677
81,880 Orange SA ................... 1,564,046
709,391 Quebecor, Inc. - Class B ......... 32,826,760
51,597 ROBLOX Corp. - Class A(a) ...... 1,836,853
877,850 Rogers Communications, Inc. - Class
B ....................... 29,719,842
559,615 Singapore Telecommunications Ltd. . 1,936,211
3,978,017 SoftBank Corp. ................ 5,583,457
205,796 SoftBank Group Corp. ........... 6,410,033
192,108 Space Exploration Technologies Corp.
- Class A(a) ............... 20,818,744
102,115 Spotify Technology SA(a) ......... 51,051,373
36,605 Swisscom AG ................. 28,128,969
221,062 Telefonica SA ................. 912,697
13,348,070 Telstra Group Ltd. .............. 47,123,687
2,614,416 Verizon Communications, Inc. ..... 122,380,813
1,877,470 Vodafone Group Plc ............ 2,979,527
44,145 Walt Disney Co. (The) ........... 4,246,308
2,296,337,090
Consumer Discretionary — 8.8%
1,832,825 Aisin Corp. ................... 25,268,630
322,713 Alibaba Group Holding Ltd. ...... 4,916,017
29,806 Amadeus IT Group SA .......... 1,839,536
3,257,522 Amazon.com, Inc.(a) ............ 884,677,825
15,773 Aristocrat Leisure Ltd. ........... 708,919
1,367,922 Bridgestone Corp. .............. 33,781,428
511,025 Carvana Co.(a) ................ 31,867,519
78,719 Denso Corp. .................. 966,583
247,948 Dollarama, Inc. ................ 33,777,244
948,039 DoorDash, Inc. - Class A(a) ....... 185,967,330
31,120 Fast Retailing Co. Ltd. ........... 15,238,508
3,069 Ferrari NV ................... 1,206,710
1,044,423 Geely Automobile Holdings Ltd. ... 2,645,574
88,420 H & M Hennes & Mauritz AB - Class
B ....................... 1,619,301
2,889,761 Hangzhou Robam Appliances Co. Ltd.
- A Shares ................ 6,818,670
514 Hermes International SCA ........ 910,743
260,937 Home Depot, Inc. (The) ......... 86,620,646
789,938 Industria de Diseno Textil SA ...... 51,554,228
3,883,499 Lenskart Solutions Ltd.(a) ........ 22,846,006
1,157 LVMH Moet Hennessy Louis Vuitton
SE ...................... 635,349
517,550 Magna International, Inc. ........ 35,493,995
843,054 Mahindra & Mahindra Ltd. ....... 30,019,160

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
Consumer Discretionary (continued)
555,628 McDonald's Corp. .............. $ 150,375,162
2,625,217 Meituan - B Shares(a)(b)(c) ....... 30,994,569
27,367 MercadoLibre, Inc.(a) ........... 51,393,858
643,400 Midea Group Co. Ltd. - H Shares .. 8,151,736
945,551 On Holding AG - Class A(a) ...... 34,266,768
4,469,369 Panasonic Holdings Corp. ........ 118,181,144
31,095 Prosus NV ................... 1,445,072
54,009 Royal Caribbean Cruises Ltd. ...... 17,191,065
24,196 Sea Ltd. - ADR(a) .............. 2,582,681
43,754 Sekisui House Ltd. ............. 957,875
4,508,428 Sony Group Corp. .............. 105,356,884
93,812 Sumitomo Electric Industries Ltd. .. 1,241,611
120,136 Suzuki Motor Corp. ............ 1,568,201
318,298 Tesla, Inc.(a) .................. 99,057,521
1,268,152 Titan Co. Ltd. ................. 64,745,664
32,526 Toyota Motor Corp. ............ 615,544
554,907 Trip.com Group Ltd.(a) .......... 25,997,670
629,632 Tube Investments of India Ltd. ..... 18,161,274
840,505 Wesfarmers Ltd. ............... 52,645,318
2,244,309,538
Consumer Staples — 5.4%
160,966 Ajinomoto Co., Inc. ............ 4,963,932
512,772 Alimentation Couche-Tard, Inc. .... 33,289,852
12,415 Anheuser-Busch InBev SA ........ 1,078,292
96,564 Asahi Group Holdings Ltd. ....... 1,007,761
45,680 British American Tobacco Plc ...... 2,770,992
826,221 Coca-Cola Co. (The) ............ 72,368,697
1,261,839 Coca-Cola Europacific Partners Plc . 138,120,897
191,724 Costco Wholesale Corp. ......... 182,500,158
37,365 Danone SA ................... 2,906,479
53,690 Diageo Plc ................... 1,179,480
4,159,529 Fomento Economico Mexicano SAB
de CV - Units ............. 53,304,510
8,471,024 Foshan Haitian Flavouring & Food
Co. Ltd. - A Shares ......... 48,149,092
3,362,000 Foshan Haitian Flavouring & Food
Co. Ltd. - H Shares ......... 14,080,350
11,315 Hershey Co. (The) .............. 1,980,691
72,470 Imperial Brands Plc ............. 2,750,300
2,516,680 Japan Tobacco, Inc. ............. 112,210,937
1,502,620 Jeronimo Martins SGPS SA ....... 30,134,897
27,972 Kao Corp. .................... 574,995
4,858,769 Kenvue, Inc. .................. 93,482,716
771,090 Koninklijke Ahold Delhaize NV .... 30,500,516
694,205 Loblaw Cos. Ltd. ............... 32,589,529
11,113 L'Oreal SA ................... 4,949,679
2,738,909 Marico Ltd. ................... 24,985,871
18,753,800 Natura Cosmeticos SA(a) ......... 31,039,599
270,536 PepsiCo, Inc. .................. 37,756,004
479,309 Philip Morris International, Inc. .... 91,461,743
352,297 Procter & Gamble Co. (The) ...... 50,903,394
7,766,590 Raia Drogasil SA ............... 28,466,950
Shares Value
Consumer Staples (continued)
30,750 Reckitt Benckiser Group Plc ...... $ 2,170,254
1,042,271 Shoprite Holdings Ltd. .......... 18,128,196
244,055 Tesco Plc ..................... 1,606,409
154,836,100 Unilever Indonesia Tbk PT ....... 15,101,474
1,234,788 Unilever Plc .................. 78,566,578
26,202,122 Uni-President Enterprises Corp. .... 59,582,697
648,348 Walmart, Inc. ................. 72,096,298
35,348 Woolworths Group Ltd. .......... 986,408
1,377,746,627
Energy — 3.4%
37,792 Aker BP ASA .................. 1,347,451
469,956 BP Plc ....................... 3,530,857
48,436 Canadian Natural Resources Ltd. ... 2,307,348
13,807 Cheniere Energy, Inc. ........... 3,639,111
1,536,336 Chevron Corp. ................ 302,397,015
21,850 ConocoPhillips ................ 2,632,488
75,958 Devon Energy Corp. ............ 3,427,985
12,918 Diamondback Energy, Inc. ........ 2,621,708
98,938 Enbridge, Inc. ................. 5,383,594
58,700 Eni SpA ..................... 1,632,840
109,521 Equinor ASA .................. 4,495,939
478,875 ExxonMobil Holdings Corp. ...... 74,436,330
15,785 Imperial Oil Ltd. ............... 2,046,527
4,230,328 Kinder Morgan, Inc. ............ 136,131,955
274,973 Marathon Petroleum Corp. ....... 87,020,705
81,521 Occidental Petroleum Corp. ....... 4,652,403
50,269 ONEOK, Inc. ................. 4,564,928
12,755 Pembina Pipeline Corp. .......... 623,624
20,202 Phillips 66 .................... 4,276,359
867,589 Shell Plc ..................... 39,711,029
49,419 SLB Ltd. ..................... 2,450,688
57,750 Suncor Energy, Inc. ............. 3,878,150
615,772 TC Energy Corp. .............. 41,465,832
1,082,240 Tenaris SA .................... 31,049,067
79,209 TotalEnergies SE ............... 6,983,105
140,860 Valero Energy Corp. ............ 44,075,094
832,459 Williams Cos, Inc. (The) ......... 59,554,117
70,616 Woodside Energy Group Ltd. ...... 1,652,764
877,989,013
Financial Services — 4.4%
877,627 3i Group Plc .................. 33,786,699
35,555 Adyen NV(a)(b)(c) ............. 36,167,125
639,290 Ares Management Corp. - Class A .. 81,886,656
5,002,734 Bajaj Finance Ltd. .............. 59,804,222
1,195,701 Banca Mediolanum SpA ......... 32,038,766
19,405 Blackstone, Inc. ................ 2,478,989
632,271 Capital One Financial Corp. ...... 132,150,962
15,563 Coinbase Global, Inc. - Class A(a) .. 2,276,244
108,465 Deutsche Bank AG ............. 3,992,164
225,843 Intercontinental Exchange, Inc. .... 34,436,541
3,909,067 Investor AB - Class B ............ 168,863,380
890,476 London Stock Exchange Group Plc . 100,171,883

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
Financial Services (continued)
615,195 Morgan Stanley ................ $ 129,449,332
1,220,745 ORIX Corp. .................. 49,268,481
28,120 Robinhood Markets, Inc. - Class A(a) 2,434,067
1,614,632 Singapore Exchange Ltd. ......... 30,781,679
3,292,223 UBS Group AG ................ 174,019,179
153,962 Visa, Inc. - Class A ............. 56,370,107
1,130,376,476
Health Care — 8.7%
1,416,679 Abbott Laboratories ............. 149,742,970
457,061 AbbVie, Inc. .................. 114,694,887
218,071 Agilent Technologies, Inc. ........ 30,174,484
150,330 Argenx SE - ADR(a) ............ 128,354,761
2,111,066 Astellas Pharma, Inc. ............ 28,995,081
114,325 AstraZeneca Plc ................ 19,447,863
437,441 Cencora, Inc. ................. 136,192,881
113,041 Chugai Pharmaceutical Co. Ltd. .... 4,905,002
798,291 CVS Health Corp. .............. 83,365,529
3,307,241 Dr Reddy's Laboratories Ltd. ...... 39,679,352
294,894 Eli Lilly & Co. ................ 338,786,023
369,398 Galderma Group AG ............ 80,385,253
738,843 Gilead Sciences, Inc. ............ 96,204,747
1,850,979 GSK Plc ..................... 48,130,751
3,813,161 Guangzhou Kingmed Diagnostics
Group Co. Ltd. - A Shares .... 15,667,165
41,869 Hoya Corp. ................... 6,402,483
123,687 Intuitive Surgical, Inc.(a) ......... 43,702,328
194,661 Johnson & Johnson ............. 49,901,347
141,297 Lonza Group AG ............... 98,480,940
1,228,976 Medtronic Plc ................. 104,942,261
569,028 Merck & Co., Inc. .............. 74,087,446
219,450 Merck KGaA .................. 36,268,116
1,276,754 Novartis AG .................. 199,673,978
72,246 Otsuka Holdings Co. Ltd. ........ 5,009,497
2,789,414 Pfizer, Inc. .................... 69,763,244
152,733 Pro Medicus Ltd. ............... 17,374,740
181,550 Roche Holding AG ............. 79,354,145
4,605 Roche Holding AG ............. 2,041,377
24,346 Sanofi SA .................... 2,096,475
58,784 Shionogi & Co. Ltd. ............ 1,062,891
100,200 Takeda Pharmaceutical Co. Ltd. .... 3,440,431
80,195 Terumo Corp. ................. 1,176,452
2,766,671 Teva Pharmaceutical Industries Ltd. -
ADR(a) .................. 96,861,152
17,468 UnitedHealth Group, Inc. ........ 7,238,739
2,213,604,791
Industrials — 10.8%
862,655 ABB Ltd. .................... 85,108,626
133,758 Aena SME SA(b)(c) ............. 4,123,475
342,469 Airtac International Group ........ 13,870,201
334,179 AMETEK, Inc. ................ 80,774,406
40,090 Assa Abloy AB - Class B .......... 1,487,571
417,047 ATI, Inc.(a) ................... 78,171,290
Shares Value
Industrials (continued)
1,726,250 Atlas Copco AB - Class A ......... $ 36,475,364
118,756 Axon Enterprise, Inc.(a) .......... 62,674,667
96,945 BAE Systems Plc ............... 2,744,448
266,279 Bloom Energy Corp. - Class A(a) ... 54,802,881
16,555 Boeing Co. (The)(a) ............. 3,578,198
1,718,317 Brambles Ltd. ................. 23,588,547
302,152 Builders FirstSource, Inc.(a) ....... 20,074,979
611,600 Canadian National Railway Co. .... 77,767,022
1,461,900 Canadian Pacific Kansas City Ltd. .. 129,853,970
106,196 Carlisle Cos., Inc. .............. 38,222,064
88,909 Caterpillar, Inc. ................ 72,443,942
1,328,887 Central Japan Railway Co. ........ 33,069,156
20,962,972 Centre Testing International Group
Co. Ltd. - A Shares ......... 44,597,325
9,550 Cie de Saint-Gobain SA .......... 897,577
32,994 Comfort Systems USA, Inc. ....... 57,069,392
72,452 Deere & Co. .................. 42,940,127
1,291,833 Deutsche Post AG .............. 86,296,768
170,509 East Japan Railway Co. .......... 3,923,164
269,731 Eaton Corp. Plc ................ 111,992,311
67,212 Experian Plc .................. 2,535,890
230,112 FANUC Corp. ................ 9,272,478
8,237 FedEx Corp. .................. 2,532,054
392,748 Finning International, Inc. ........ 26,027,242
68,981 GE Vernova, Inc. ............... 68,311,195
43,638 Geberit AG ................... 28,753,104
12,734 General Electric Co. ............ 4,585,131
656,326 Hitachi Construction Machinery Co.
Ltd. ..................... 21,875,542
664,661 Hitachi Ltd. .................. 21,781,310
486,341 Howmet Aerospace, Inc. ......... 137,274,611
1,238,015 ITOCHU Corp. ............... 15,536,608
260,791 JB Hunt Transport Services, Inc. ... 70,869,954
948,441 Komatsu Ltd. ................. 41,153,102
253,888 Kone Oyj - Class B ............. 14,648,566
31,625 L3Harris Technologies, Inc. ....... 8,762,023
21,140 Legrand SA ................... 3,213,899
177,248 Mitsubishi Corp. ............... 5,298,436
315,482 Mitsubishi Electric Corp. ......... 11,364,646
206,002 Mitsubishi Heavy Industries Ltd. ... 4,812,688
128,298 Mitsui & Co. Ltd. .............. 3,936,732
2,953 Parker-Hannifin Corp. ........... 2,883,693
505,225 Prysmian SpA ................. 69,717,681
119,289 Quanta Services, Inc. ............ 79,608,707
827,002 Recruit Holdings Co. Ltd. ........ 65,399,999
506,800 RELX Plc .................... 17,825,148
1,175,868 Sandvik AB ................... 43,971,275
3,150 Schindler Holding AG ........... 963,503
4,698 Schindler Holding AG - Participation
Certificates ............... 1,478,837
402,501 Schneider Electric SE ............ 135,234,543
35,960 Secom Co. Ltd. ................ 1,549,015
200,738 SGS SA ...................... 23,786,729

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
Industrials (continued)
1,780,657 Shenzhen Inovance Technology Co.
Ltd. - A Shares ............. $ 16,894,079
45,955 Siemens AG .................. 15,056,998
4,025 SK Square Co. Ltd. ............. 2,767,645
1,533,220 SM Investments Corp. ........... 14,850,357
152,833 Techtronic Industries Co. Ltd. ..... 2,567,588
238,325 TFI International, Inc. ........... 32,197,719
3,290 Thales SA .................... 936,599
18,644 Thomson Reuters Corp. .......... 1,828,971
1,246,582 Toyota Tsusho Corp. ............ 51,739,819
36,895 Uber Technologies, Inc.(a) ........ 2,595,932
304,113 Union Pacific Corp. ............. 88,840,531
33,286 United Rentals, Inc. ............. 35,924,248
13,900 Vertiv Holdings Co. - Class A ...... 3,357,823
29,455 Vinci SA ..................... 4,158,836
762,760 Voltronic Power Technology Corp. .. 22,377,191
33,444 Volvo AB - Class A ............. 1,282,066
941,735 Volvo AB - Class B ............. 36,023,007
628,398 Wartsila Oyj Abp ............... 21,310,428
60,429 Waste Management, Inc. ......... 13,690,190
2,182,879 WEG SA ..................... 20,428,628
385,019 Westinghouse Air Brake Technologies
Corp. ................... 111,986,626
3,476 Wolters Kluwer NV ............. 272,896
259,817 XPO, Inc.(a) .................. 52,215,423
714,765 Xylem, Inc. ................... 83,606,062
2,748,421,474
Information Technology — 29.4%
12,577 Adobe, Inc.(a) ................. 3,149,407
507,735 Advanced Micro Devices, Inc.(a) ... 241,758,020
1,456,082 Advantech Co. Ltd. ............. 24,802,454
80,356 Advantest Corp. ............... 15,876,895
3,845,559 Apple, Inc. ................... 1,187,931,631
572,992 Applied Materials, Inc. ........... 290,890,849
43,012 Arista Networks, Inc.(a) .......... 7,757,214
73,730 ARM Holdings Plc - ADR(a) ...... 17,672,344
115,385 ASML Holding NV ............. 190,148,189
62,495 ASML Holding NV - New York .... 101,804,355
18,780 Autodesk, Inc.(a) ............... 4,398,276
1,367,673 Broadcom, Inc. ................ 532,407,745
308,160 Cadence Design Systems, Inc.(a) ... 104,780,563
14,607 Canon, Inc. ................... 406,588
1,620 Capgemini SE ................. 192,554
7,847 Celestica, Inc.(a) ............... 2,596,560
357,837 CGI, Inc. .................... 26,192,285
6,650 Check Point Software Technologies
Ltd.(a) ................... 845,414
1,751,028 Cisco Systems, Inc. ............. 203,101,738
231,088 Cloudflare, Inc. - Class A(a) ....... 64,468,930
103,377 Coherent Corp.(a) .............. 27,176,780
414,580 Crowdstrike Holdings, Inc. - Class
A(a) .................... 79,126,739
Shares Value
Information Technology (continued)
8,119 Dell Technologies, Inc. - Class C ... $ 3,291,199
68,075 Delta Electronics, Inc. ........... 3,349,128
274,923 EPAM Systems, Inc.(a) .......... 29,020,872
24,877 Fortinet, Inc.(a) ................ 4,028,830
1,394,048 Fujitsu Ltd. ................... 32,131,794
1,267,098 GLOBALFOUNDRIES, Inc. ..... 63,342,229
72,352 Hexagon AB - Class B ........... 714,156
1,807,897 Infosys Ltd. ................... 21,476,103
1,606,804 Intel Corp.(a) ................. 144,933,721
8,023 Intuit, Inc. ................... 2,535,830
366,693 Keyence Corp. ................. 183,928,451
675,970 KLA Corp. ................... 123,580,835
39,636 Marvell Technology, Inc. ......... 7,434,128
49,360 MediaTek, Inc. ................ 5,258,209
169,152 Micron Technology, Inc. ......... 139,217,171
1,931,712 Microsoft Corp. ............... 897,705,201
9,285 Motorola Solutions, Inc. ......... 4,045,939
45,885 Murata Manufacturing Co. Ltd. .... 2,090,721
25,934 NEC Corp. ................... 770,724
56,828 Nomura Research Institute Ltd. .... 1,681,174
8,060,823 NVIDIA Corp. ................ 1,618,210,217
22,248 Obic Co. Ltd. ................. 638,152
84,486 Oracle Corp. .................. 10,972,197
409,449 Palantir Technologies, Inc. - Class A(a) 50,386,794
21,199 Palo Alto Networks, Inc.(a) ....... 7,034,464
15,263 QUALCOMM, Inc. ............ 2,252,971
22,469 Salesforce, Inc. ................. 4,134,745
976,131 Samsara, Inc. - Class A(a) ......... 36,380,402
112,980 Samsung Electronics Co. Ltd. ..... 19,664,714
25,832 Samsung Electronics Co. Ltd. -
Preference Shares ........... 3,246,178
59,153 SAP SE ...................... 10,842,460
596,279 SCREEN Holdings Co. Ltd. ...... 45,486,933
97,595 Seagate Technology Holdings Plc ... 83,554,007
43,849 ServiceNow, Inc.(a) ............. 4,877,324
437,107 Shopify, Inc. - Class A(a) ......... 51,207,085
62,164 Shopify, Inc. - Class A(a) ......... 7,280,440
99,481 SK hynix, Inc. ................. 112,976,167
487,266 SK hynix, Inc. - ADR(a) ......... 70,034,742
13,273 Snowflake, Inc. - Class A(a) ....... 3,892,705
26,431 Strategy, Inc. - Class A(a) ......... 2,465,484
8,860 Synopsys, Inc.(a) ............... 3,444,414
314,123 Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR ............ 126,984,223
2,862,006 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 211,689,064
231,107 TE Connectivity Plc ............ 47,536,399
3,241,206 Telefonaktiebolaget LM Ericsson -
Class B .................. 31,882,724
372,926 Texas Instruments, Inc. .......... 102,830,615
2,619,700 TOTVS SA ................... 16,087,758
108,105 Unimicron Technology Corp. ...... 2,536,465

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
Information Technology (continued)
5,904 Western Digital Corp. ........... $ 3,216,735
7,489,768,523
Insurance — 1.9%
4,026,130 AIA Group Ltd. ................ 40,587,007
202,735 Allianz SE .................... 100,982,797
918,804 AXA SA ..................... 47,621,275
608,039 Daiichi Life Group, Inc. .......... 7,331,351
994 Fairfax Financial Holdings Ltd. .... 1,664,568
1,261,660 Generali ..................... 63,939,725
29,088 Great-West Lifeco, Inc. .......... 1,928,479
3,735 Hannover Rueck SE ............ 1,076,601
3,348 Intact Financial Corp. ........... 657,372
216,562 Japan Post Holdings Co. Ltd. ...... 3,203,897
130,350 Manulife Financial Corp. ......... 5,789,201
1,183,159 MetLife, Inc. .................. 113,737,075
144,324 MS&AD Insurance Group Holdings,
Inc. ..................... 4,442,808
7,609 Muenchener Rueckversicherungs-
Gesellschaft AG ............ 4,570,727
125,129 Prudential Financial, Inc. ......... 15,275,748
48,065 Sampo Oyj - Class A ............ 532,164
152,434 Sompo Holdings, Inc. ........... 6,767,557
46,295 Sun Life Financial, Inc. .......... 3,841,047
15,840 Swiss Re AG .................. 2,636,014
250,035 Tokio Marine Holdings, Inc. ...... 12,743,384
1,011,196 Unipol Assicurazioni SpA ......... 31,639,819
7,770 Zurich Insurance Group AG ...... 5,918,628
476,887,244
Materials — 2.1%
19,640 Agnico Eagle Mines Ltd. ......... 2,851,327
37,544 Air Liquide SA ................ 7,396,489
38,520 Barrick Mining Corp. ........... 1,413,742
1,939,524 BHP Group Ltd. ............... 81,752,019
161,016 CRH Plc ..................... 15,298,130
1,214,301 Fortescue Ltd. ................. 15,757,084
20,862 Franco-Nevada Corp. ........... 4,438,337
616,932 Freeport-McMoRan, Inc. ......... 38,638,451
13 Givaudan SA .................. 51,959
40,905 Holcim AG ................... 3,715,163
3,076,771 International Paper Co. .......... 125,624,560
248,716 Linde Plc .................... 118,980,760
303,626 Rio Tinto Plc .................. 29,503,235
691,947 Shin-Etsu Chemical Co. Ltd. ...... 24,668,006
295,700 Steel Dynamics, Inc. ............ 74,297,582
544,386,844
Real Estate — 1.4%
62,236 American Tower Corp. REIT ...... 10,789,233
12,498,121 CapitaLand Integrated Commercial
Trust REIT ............... 24,255,574
728,607 Daiwa House Industry Co. Ltd. .... 21,396,684
311,939 Mitsui Fudosan Co. Ltd. ......... 3,038,728
Shares Value
Real Estate (continued)
1,007,395 Prologis, Inc. REIT ............. $ 145,679,391
478,322 Simon Property Group, Inc. REIT .. 109,712,717
2,175,971 Sun Hung Kai Properties Ltd. ..... 34,151,541
349,023,868
Utilities — 2.3%
914,012 American Electric Power Co., Inc. .. 116,856,434
443,520 CLP Holdings Ltd. ............. 4,409,629
533,491 Duke Energy Corp. ............. 66,915,776
728,335 Endesa SA .................... 35,466,245
399,480 Enel SpA ..................... 4,511,490
441,366 Iberdrola SA .................. 10,484,033
164,705 National Grid Plc .............. 2,636,244
41,930 Naturgy Energy Group SA ........ 1,398,779
2,959,326 NextEra Energy, Inc. ............ 257,224,616
701,614 WEC Energy Group, Inc. ........ 76,770,604
576,673,850
Total Common Stocks
(Cost $15,815,329,241)
25,020,571,695
RIGHTS/WARRANTS — 0.0%
Information Technology — 0.0%
489 Constellation Software, Inc. Warrants,
Expire 03/31/40(a)(d)(e) ..... 0
Total Rights/Warrants
(Cost $0)
0
EXCHANGE-TRADED FUNDS
(f)
— 0.7%
681,751 iShares Expanded Tech-Software Sector
ETF .................... 64,480,010
2,308,942 Roundhill Memory ETF ......... 116,301,408
Total Exchange-Traded Funds
(Cost $211,974,525)
180,781,418
INVESTMENT COMPANY — 1.0%
251,602,755 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 3.62%(g) 251,602,755
Total Investment Company
(Cost $251,602,755)
251,602,755
TOTAL INVESTMENTS — 99.9%
(Cost $16,278,906,521)
$ 25,452,955,868
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.1%
16,426,286
NET ASSETS — 100.0%
$ 25,469,382,154
(a) Non-income producing security.

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
The following abbreviations are used in the report:
(b) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(d) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $0 which is 0.00% of net assets and the cost is $0.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) A copy of the underlying funds’ financial statements is available upon request.
(g) The rate shown represents the current yield as of July 31, 2026.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust
Portfolio Diversification by Country (Unaudited)
Country: Value
Value as a
percentage of
Net Assets
United States ................. $ 15,758,463,766 61.8%
Japan ...................... 1,524,859,302 6.0
Canada ..................... 975,889,661 3.8
United Kingdom .............. 934,182,126 3.7
Switzerland .................. 848,763,173 3.3
Netherlands .................. 716,184,494 2.8
Taiwan ..................... 470,449,632 1.9
Sweden ..................... 451,753,470 1.8
India ....................... 363,505,612 1.4
Germany .................... 313,551,371 1.2
Italy ....................... 293,994,636 1.2
Ireland ..................... 282,304,991 1.1
Spain ...................... 264,268,874 1.0
France ...................... 262,378,585 1.0
Australia .................... 247,010,311 1.0
China ...................... 225,459,463 0.9
South Korea ................. 208,689,446 0.8
Singapore ................... 171,091,675 0.7
Brazil ...................... 130,332,644 0.5
Israel ....................... 97,706,566 0.4
Hong Kong .................. 89,277,356 0.4
Indonesia ................... 59,987,107 0.2
Mexico ..................... 53,304,510 0.2
Uruguay .................... 51,393,858 0.2
Norway ..................... 40,806,762 0.2
Country: Value
Value as a
percentage of
Net Assets
Finland ..................... $ 40,013,523 0.2%
South Africa ................. 34,479,361 0.1
Chile ...................... 31,752,063 0.1
Luxembourg ................. 31,049,067 0.1
Portugal .................... 30,134,897 0.1
Philippines .................. 14,850,357 0.1
Belgium .................... 2,683,036 0.0 *
Other
**
..................... 448,810,459 1.8
$ 25,469,382,154 100.0%
* Represents less than 0.05% of net assets.
** Includes cash and equivalents, rights/warrants, exchange-traded funds, investment company, pending trades and Fund share
transactions, interest and dividends receivable, prepaids and accrued expenses payable.